Consolidated Statements of Operations and Comprehensive Loss - Schedule of Revenues (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Revenues	€ 165,789	€ 63,089
Total	€ 165,789	€ 63,089